INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2018	2017	2016
		(restated note 1(b))	(restated note, 1(b))
Income taxes at domestic statutory tax rate	$217,230	$288,074	$195,698
(Reduction) increase resulting from:
Effect of non-deductible charges and non-taxable income	(2,801)	(50,269)	(19)
Change in benefit arising from the recognition of current and prior year tax losses	—	(2,671)	(491)
Change in deferred tax balances due to a change in substantively enacted tax rates	—	—	(6,376)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(49,908)	(96,732)	(55,020)
Other	1,004	718	161
Income taxes	$165,525	$139,120	$133,953

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2018	2017	2018	2017	2016
		(restated note 1(b))		(restated note 1(b))	(restated note 1(b))
Accounts payable, accrued charges and provisions	$11,284	$10,470	$(814)	$1,185	$(1,365)
Defined benefit plans	24,042	19,497	(1,089)	(220)	(1,548)
Contract assets	(54,286)	(48,658)	5,628	7,372	14,300
Fixed assets	(466,165)	(483,882)	(17,717)	84,860	10,049
Goodwill, intangible assets and other assets	(238,232)	(204,394)	33,838	54,850	26,559
Long-term debt and derivative financial instruments	(15,675)	(8,772)	2,660	(4,740)	424
Benefits from a general partnership	—	—	—	(574)	(67,044)
Other	(1,166)	(3,595)	(2,406)	(365)	(1,398)
	$(740,198)	$(719,334)	$20,100	$142,368	$(20,023)

Summary of changes in net deferred income tax liability

	2018	2017
		(restated note 1(b))
Balance at beginning of year	$(719,334)	$(589,465)
Recognized in income	(18,701)	(141,283)
Recognized in discontinued operations	(1,399)	(1,085)
Recognized in other comprehensive income	(787)	13,856
Other	23	(1,357)
Balance at end of year	$(740,198)	$(719,334)